PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6: PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following as of December 31, 2023 and 2022:

Details	2023	2022
Original cost: (*)
Land and buildings, including facility infrastructure	$429,191	$429,277
Machinery and equipment	3,977,381	3,576,824
	4,406,572	4,006,101
Accumulated depreciation:
Buildings, including facility infrastructure	(291,684)	(279,408)
Machinery and equipment	(2,958,959)	(2,764,435)
	(3,250,643)	(3,043,843)
	$1,155,929	$962,258

(*) Original cost includes ROU assets under capital lease in the amount of $204,230 and $223,716 as of December 31, 2023 and 2022, respectively. The depreciation expense of such assets amounted to $18,307 and $14,215 for the years ended December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the original cost of land, buildings, machinery and equipment was presented net of investment grants, in the aggregate amount of approximately $285,000.